Capital Management and Risk Policies - Summary of Exposure to Foreign Exchange Risk as of Year End by Type of Currency (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Foreign Exchange Risk Factor [Line items]
Derivatives	$ 8,329,699	$ 28,935,340
Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets (*)	10,469,994	6,995,010
Monetary Financial Liabilities (**)	(10,062,080)	(5,356,276)
Derivatives	307,881	145,630
Net Position	715,795	1,784,364
US Dollar | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets (*)	10,438,723	6,917,928
Monetary Financial Liabilities (**)	(10,045,913)	(5,342,110)
Derivatives	307,881	145,630
Net Position	700,691	1,721,448
Euro | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets (*)	26,358	71,038
Monetary Financial Liabilities (**)	(15,070)	(13,183)
Derivatives	0	0
Net Position	11,288	57,855
Canadian Dollar | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets (*)	1,954	1,950
Monetary Financial Liabilities (**)	(51)	(177)
Derivatives	0	0
Net Position	1,903	1,773
Real | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets (*)	381	827
Monetary Financial Liabilities (**)	0	0
Derivatives	0	0
Net Position	381	827
Swiss Franc | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets (*)	391	962
Monetary Financial Liabilities (**)	(408)	(707)
Derivatives	0	0
Net Position	(17)	255
Others | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets (*)	2,187	2,305
Monetary Financial Liabilities (**)	(638)	(99)
Derivatives	0	0
Net Position	$ 1,549	$ 2,206